Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash		$ 34,187	$ 25,856
Accounts receivable and unbilled receivable		2,953	4,463
Inventories		54	87
Prepayments, deposits, and other current assets		11,981	9,725
Total current assets		49,175	40,131
Property and equipment, net		14,153	14,626
Intangible assets, net		4,622	6,028
Right-of-use assets		82	129
Other assets		4,560	4,631
Total assets		72,592	65,545
Current liabilities:
Accounts payable		79	61
Accrued expenses and other current liabilities		1,432	1,312
Unearned revenues		849	1,034
Taxes payable		368	1,589
Lease liabilities		74	95
Total current liabilities		2,802	4,091
Non-current liability:
Lease liability		8	34
Total non-current liability		8	34
Total Liabilities		2,810	4,125
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital		23,168	14,893
Statutory surplus reserves		1,737	1,737
Retained earnings		48,989	48,222
Accumulated other comprehensive loss		(4,114)	(3,433)
Total shareholders’ equity		69,782	61,420
Total liabilities and shareholders’ equity		72,592	65,545
Class A Ordinary Share
Shareholders’ equity:
Ordinary Share		2	1
Class B Ordinary Share
Shareholders’ equity:
Ordinary Share	[1]

[1]	represents amount less than $1,000.